Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Commitments under Non-Cancelable Agreements	As of June 30, 2023, future minimum commitments under non-cancelable agreements were as follows:
	Payment due by schedule
	Less than 1 year	1-5 years	Total

Office rentals	786	786	1,572